SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jul. 06, 2021
Cash	$ 423,165
Net Income (Loss) Attributable to Parent	1,841,617	$ 105,287
[custom:WorkingCapital-0]	1,117,979
Cash, FDIC Insured Amount	250,000
Cash, Uninsured Amount	173,000	0
Accounts Receivable, after Allowance for Credit Loss, Current	91,520	269,962
Accounts Receivable, Allowance for Credit Loss	205,455	0
Inventory	161,235	50,536
Contract with Customer, Liability, Current	1,388,126	1,378,502
Non-controlling interest, amount	1,841,617	125,298
Goodwill	29,493,398	(0)	$ 29,493,398
Noncontrolling Interest [Member]
Non-controlling interest, amount		$ 20,011